Commitment and Contingencies - Future Minimum Lease Commitments (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Jan. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2021	$ 1,146
2022	1,559
2023	1,598
2024	1,638
2025	1,114
Total	$ 7,055	$ 7,900